Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of Accounts Payable And Accrued Liabilities

	June 30, 2023	December 31, 2022
Accounts payable	$17,349,802	$8,376,620
Accrued liabilities	91,777	886,324
Payroll, withholding and sales tax liabilities	991,218	420,072
Cash calls received from JV partner	-	917,064
	18,432,797	$10,600,080